Share-Based Payments - Movement in Share Options (Details)	12 Months Ended
	Jun. 30, 2022 shares £ / shares	Jun. 30, 2021 shares £ / shares	Jun. 30, 2020 shares £ / shares
CSOP
Disclosure of terms and conditions of share-based payment arrangement [line items]
Options outstanding, beginning balance (in shares)	5,845	20,845	31,505
Options granted during the year (in shares)	0	0	0
Options exercised during the year (in shares)	0	15,000	10,660
Options forfeited during the year (in shares)	0	0	0
Options outstanding, ending balance (in shares)	5,845	5,845	20,845
Weighted average exercise price (in gbp per share) | £ / shares	£ 0.90	£ 0.90	£ 0.43
Weighted average share price at exercise date (in gbp per share) | £ / shares	£ 0	£ 62.58	£ 28.59
Weighted average remaining contractual life	2 years	3 years	5 years
JSOP
Disclosure of terms and conditions of share-based payment arrangement [line items]
Options outstanding, beginning balance (in shares)	34,075	167,611	715,548
Options granted during the year (in shares)	0	0	0
Options exercised during the year (in shares)	0	133,536	67,937
Options forfeited during the year (in shares)	0	0	480,000
Options outstanding, ending balance (in shares)	34,075	34,075	167,611
Weighted average exercise price (in gbp per share) | £ / shares	£ 0	£ 0	£ 0
Weighted average share price at exercise date (in gbp per share) | £ / shares	£ 0	£ 44.71	£ 31.41
Weighted average remaining contractual life	14 years	15 years	17 years
LTIP
Disclosure of terms and conditions of share-based payment arrangement [line items]
Options outstanding, beginning balance (in shares)	203,326	781,022	1,128,699
Options granted during the year (in shares)	0	0	0
Options exercised during the year (in shares)	107,002	568,196	309,952
Options forfeited during the year (in shares)	0	9,500	37,725
Options outstanding, ending balance (in shares)	96,324	203,326	781,022
Weighted average exercise price (in gbp per share) | £ / shares	£ 0	£ 0	£ 0
Weighted average share price at exercise date (in gbp per share) | £ / shares	£ 117.25	£ 44.12	£ 31.6
Weighted average remaining contractual life	3 years	4 years	5 years
EIP
Disclosure of terms and conditions of share-based payment arrangement [line items]
Options outstanding, beginning balance (in shares)	1,406,877	1,104,267	784,844
Options granted during the year (in shares)	300,940	726,094	710,673
Options exercised during the year (in shares)	467,888	359,815	236,046
Options forfeited during the year (in shares)	81,354	63,669	155,204
Options outstanding, ending balance (in shares)	1,158,575	1,406,877	1,104,267
Weighted average exercise price (in gbp per share) | £ / shares	£ 0	£ 0	£ 0
Weighted average share price at exercise date (in gbp per share) | £ / shares	£ 130.1	£ 45.95	£ 31.69
Weighted average remaining contractual life	2 years	3 years	3 years
SAYE
Disclosure of terms and conditions of share-based payment arrangement [line items]
Options outstanding, beginning balance (in shares)	1,119,953	759,207	560,169
Options granted during the year (in shares)	0	423,272	267,834
Options exercised during the year (in shares)	470,757	1,550	4,421
Options forfeited during the year (in shares)	50,582	60,976	64,375
Options outstanding, ending balance (in shares)	598,614	1,119,953	759,207
Weighted average exercise price (in gbp per share) | £ / shares	£ 35.70	£ 25.59	£ 22.12
Weighted average share price at exercise date (in gbp per share) | £ / shares	£ 111.89	£ 62.71	£ 35.36
Weighted average remaining contractual life	1 year	1 year	2 years
SS
Disclosure of terms and conditions of share-based payment arrangement [line items]
Options outstanding, beginning balance (in shares)	0	0	0
Options granted during the year (in shares)	504,443	0	0
Options exercised during the year (in shares)	0	0	0
Options forfeited during the year (in shares)	58,952	0	0
Options outstanding, ending balance (in shares)	445,491	0	0
Weighted average exercise price (in gbp per share) | £ / shares	£ 102.41	£ 0	£ 0
Weighted average share price at exercise date (in gbp per share) | £ / shares	£ 0	£ 0	£ 0
Weighted average remaining contractual life	6 years	0 years	0 years
Bonus Payments
Disclosure of terms and conditions of share-based payment arrangement [line items]
Options outstanding, beginning balance (in shares)	0	117,116	243,235
Options granted during the year (in shares)	0	0	0
Options exercised during the year (in shares)	0	117,110	123,426
Options forfeited during the year (in shares)	0	6	2,693
Options outstanding, ending balance (in shares)	0	0	117,116
Weighted average exercise price (in gbp per share) | £ / shares	£ 0	£ 0	£ 0
Weighted average share price at exercise date (in gbp per share) | £ / shares	£ 0	£ 56.53	£ 33.73
Weighted average remaining contractual life	0 years	0 years	1 year